Notes to the Balance Sheet - Summary of Current Prepaid Expenses and Other Assets (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Laboratory services [member]
Prepaid Expenses and Other Current Assets [Line Items]
Current prepaid expenses	€ 1,724	€ 1,210
Sub licenses [member]
Prepaid Expenses and Other Current Assets [Line Items]
Current prepaid expenses	1,304	777
Combination Drugs	15,945	10,003
Receivables due from Tax Authorities from Input Tax Surplus	6,563	3,920
Other Prepayments	13,787	4,711
Total	€ 39,323	€ 20,621